Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 587,902,500.00
Total Fee Amount	81,189.34
Total Offset Amount	0.00
Net Fee	$ 81,189.34
Offering Table N/A
Offset Table N/A	N/A